Earnings Per Share	12 Months Ended
Oct. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
13.	EARNINGS PER SHARE

Basic earnings per share is calculated by dividing profit attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares. Potentially dilutive ordinary shares are excluded from the calculation of diluted earnings per share when their effect would be anti-dilutive.

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
Earnings figures are calculated as follows:	2025	2024	2023	2023
	US$	US$	US$	US$
Earnings for the purpose of basic and diluted earnings per share	54,705	44,443	31,940	42,059

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
Number of shares	2025	2024	2023	2023
Weighted average number of ordinary shares for the purpose of basic earnings per share	123,709,627	76,748,858	76,602,929	74,159,933
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	56,250	56,250	51,941	47,236
Weighted average number of ordinary shares for the purpose of diluted earnings per share	123,765,877	76,805,108	76,654,870	74,207,169

The computation of diluted earnings per share does not assume the exercise of the warrants because the exercise price of those warrants was higher than the average market price for shares for the year ended October 31, 2025.